UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write

Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.3%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	26,422	$1,965,004
Honeywell International, Inc.	54,427	3,322,768
Northrop Grumman Corp.	21,600	1,319,328
Textron, Inc.	19,301	537,147
United Technologies Corp.	42,843	3,553,399

		$10,697,646

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	12,698	$831,592
Expeditors International of Washington, Inc.	13,909	646,908
United Parcel Service, Inc., Class B	28,717	2,318,036

		$3,796,536

Airlines — 0.1%
Southwest Airlines Co.	36,616	$301,716

		$301,716

Auto Components — 0.6%
Dana Holding Corp.	31,658	$490,699
Goodyear Tire & Rubber Co. (The)(1)	10,898	122,276
Johnson Controls, Inc.	37,662	1,223,262
Lear Corp.	8,572	398,512

		$2,234,749

Automobiles — 0.1%
Ford Motor Co.	30,101	$375,962

		$375,962

Beverages — 2.7%
Coca-Cola Co. (The)	86,673	$6,414,669
PepsiCo, Inc.	54,927	3,644,406

		$10,059,075

Biotechnology — 1.6%
Amgen, Inc.	32,247	$2,192,474
Celgene Corp.(1)	32,350	2,507,772
Gilead Sciences, Inc.(1)	25,532	1,247,238
Vertex Pharmaceuticals, Inc.(1)	1,850	75,868

		$6,023,352

Capital Markets — 2.1%
Greenhill & Co., Inc.	14,014	$611,571
Invesco, Ltd.	38,480	1,026,262
Lazard, Ltd., Class A	21,525	614,754
Legg Mason, Inc.	10,446	291,757
Morgan Stanley	126,372	2,481,946
State Street Corp.	27,413	1,247,292
T. Rowe Price Group, Inc.	24,428	1,595,148
Walter Investment Management Corp.	7,355	165,855

		$8,034,585

	N(000.000.000	N(000.000.000
Security	Shares	Value
Chemicals — 2.1%
Air Products and Chemicals, Inc.	11,261	$1,033,760
Dow Chemical Co. (The)	64,146	2,222,017
E.I. Du Pont de Nemours & Co.	51,275	2,712,447
Eastman Chemical Co.	3,608	186,498
Mosaic Co. (The)	5,728	316,701
Sherwin-Williams Co. (The)	13,337	1,449,332

		$7,920,755

Commercial Banks — 3.7%
Bank of Montreal	4,957	$294,545
BB&T Corp.	51,539	1,617,809
Fifth Third Bancorp	91,535	1,286,067
KeyCorp	54,776	465,596
M&T Bank Corp.	12,600	1,094,688
PNC Financial Services Group, Inc.	31,765	2,048,525
U.S. Bancorp	53,344	1,689,938
Wells Fargo & Co.	164,065	5,601,179

		$14,098,347

Commercial Services & Supplies — 0.8%
Avery Dennison Corp.	15,307	$461,200
Republic Services, Inc.	16,739	511,544
Waste Management, Inc.	56,032	1,958,878

		$2,931,622

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.(1)	42,403	$243,817
Cisco Systems, Inc.	222,878	4,713,870
QUALCOMM, Inc.	79,852	5,431,533

		$10,389,220

Computers & Peripherals — 5.6%
Apple, Inc.(1)	30,468	$18,264,652
Hewlett-Packard Co.	87,361	2,081,813
QLogic Corp.(1)	20,459	363,352
SanDisk Corp.(1)	8,289	411,051

		$21,120,868

Consumer Finance — 1.1%
American Express Co.	49,193	$2,846,307
Discover Financial Services	40,754	1,358,738

		$4,205,045

Distributors — 0.6%
Genuine Parts Co.	33,297	$2,089,387

		$2,089,387

Diversified Financial Services — 2.5%
Bank of America Corp.	100,000	$957,000
Citigroup, Inc.	83,563	3,054,228
CME Group, Inc.	2,975	860,757
JPMorgan Chase & Co.	69,344	3,188,437
Moody’s Corp.	29,272	1,232,351

		$9,292,773

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	190,600	$5,952,438
CenturyLink, Inc.	22,936	886,476
Verizon Communications, Inc.	84,339	3,224,280

		$10,063,194

	N(000.000.000	N(000.000.000
Security	Shares	Value
Electric Utilities — 0.9%
Duke Energy Corp.	110,536	$2,322,361
Edison International	20,090	854,026
Pinnacle West Capital Corp.	7,168	343,347

		$3,519,734

Electrical Equipment — 0.7%
Emerson Electric Co.	53,488	$2,791,004

		$2,791,004

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	83,196	$1,171,399
Molex, Inc.	13,181	370,650

		$1,542,049

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	5,106	$214,146
Halliburton Co.	62,164	2,063,223
Schlumberger, Ltd.	56,392	3,943,492

		$6,220,861

Food & Staples Retailing — 2.0%
CVS Caremark Corp.	60,482	$2,709,594
Wal-Mart Stores, Inc.	81,955	5,015,646

		$7,725,240

Food Products — 1.5%
ConAgra Foods, Inc.	33,089	$868,917
Green Mountain Coffee Roasters, Inc.(1)	15,366	719,743
Kellogg Co.	31,044	1,664,890
Kraft Foods, Inc., Class A	54,344	2,065,616
Tyson Foods, Inc., Class A	28,696	549,528

		$5,868,694

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	42,233	$2,524,689
Covidien PLC	11,380	622,258
Medtronic, Inc.	41,406	1,622,701
Orthofix International NV(1)	1,884	70,801
Stryker Corp.	38,437	2,132,485
Zimmer Holdings, Inc.	5,294	340,298

		$7,313,232

Health Care Providers & Services — 1.8%
Catalyst Health Solutions, Inc.(1)	2,738	$174,493
HCA Holdings, Inc.	12,216	302,224
Medco Health Solutions, Inc.(1)	26,655	1,873,846
MEDNAX, Inc.(1)	4,666	347,010
Quest Diagnostics, Inc.	7,414	453,366
Team Health Holdings, Inc.(1)	8,564	176,076
UnitedHealth Group, Inc.	49,739	2,931,617
VCA Antech, Inc.(1)	18,558	430,731

		$6,689,363

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	20,645	$781,413
Marriott Vacations Worldwide Corp.(1)	2,064	58,845
McDonald’s Corp.	43,448	4,262,249
Wyndham Worldwide Corp.	26,139	1,215,725

		$6,318,232

	N(000.000.000	N(000.000.000
Security	Shares	Value
Household Durables — 0.6%
Leggett & Platt, Inc.	11,383	$261,923
Lennar Corp., Class A	21,018	571,269
Newell Rubbermaid, Inc.	76,798	1,367,772
PulteGroup, Inc.(1)	13,636	120,679
Tempur-Pedic International, Inc.(1)	1,159	97,854

		$2,419,497

Household Products — 1.7%
Clorox Co. (The)	6,843	$470,456
Kimberly-Clark Corp.	19,850	1,466,717
Procter & Gamble Co.	65,845	4,425,442

		$6,362,615

Industrial Conglomerates — 1.8%
3M Co.	23,056	$2,056,826
General Electric Co.	230,788	4,631,915

		$6,688,741

Insurance — 4.4%
ACE, Ltd.	14,012	$1,025,678
Allstate Corp. (The)	70,555	2,322,671
AmTrust Financial Services, Inc.	2,518	67,684
Aon Corp.	15,101	740,855
Berkshire Hathaway, Inc., Class B(1)	29,350	2,381,752
Cincinnati Financial Corp.	23,600	814,436
Hanover Insurance Group, Inc. (The)	1,721	70,768
Hartford Financial Services Group, Inc.	27,935	588,870
Lincoln National Corp.	59,156	1,559,352
Marsh & McLennan Cos., Inc.	50,188	1,645,665
MetLife, Inc.	14,938	557,934
Principal Financial Group, Inc.	29,001	855,820
Prudential Financial, Inc.	22,391	1,419,365
Travelers Companies, Inc. (The)	43,007	2,546,014

		$16,596,864

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(1)	5,804	$1,175,368
priceline.com, Inc.(1)	2,341	1,679,668

		$2,855,036

Internet Software & Services — 2.1%
Google, Inc., Class A(1)	10,119	$6,488,708
VeriSign, Inc.	43,013	1,649,118

		$8,137,826

IT Services — 2.9%
Fidelity National Information Services, Inc.	26,132	$865,492
International Business Machines Corp.	33,173	6,921,546
MasterCard, Inc., Class A	6,661	2,801,217
VeriFone Systems, Inc.(1)	1,723	89,372
Visa, Inc., Class A	3,588	423,384

		$11,101,011

Leisure Equipment & Products — 0.5%
Mattel, Inc.	59,998	$2,019,533

		$2,019,533

Life Sciences Tools & Services — 0.1%
Bruker Corp.(1)	4,979	$76,229

	N(000.000.000	N(000.000.000
Security	Shares	Value
Thermo Fisher Scientific, Inc.	7,856	$442,921

		$519,150

Machinery — 1.6%
Caterpillar, Inc.	31,778	$3,384,993
Eaton Corp.	9,192	458,037
Joy Global, Inc.	5,767	423,874
Snap-On, Inc.	6,380	388,989
Stanley Black & Decker, Inc.	10,773	829,090
Timken Co. (The)	8,609	436,821

		$5,921,804

Marine — 0.0%(2)
Kirby Corp.(1)	1,985	$130,593

		$130,593

Media — 4.3%
CBS Corp., Class B	64,211	$2,177,395
Comcast Corp., Class A	121,712	3,652,577
McGraw-Hill Cos., Inc. (The)	47,478	2,301,259
Omnicom Group, Inc.	39,439	1,997,585
Scripps Networks Interactive, Class A	1,544	75,177
Time Warner, Inc.	44,322	1,673,156
Walt Disney Co. (The)	97,877	4,285,055

		$16,162,204

Metals & Mining — 1.1%
AK Steel Holding Corp.	43,045	$325,420
Allegheny Technologies, Inc.	7,067	290,948
Freeport-McMoRan Copper & Gold, Inc.	25,886	984,703
Nucor Corp.	48,808	2,096,304
United States Steel Corp.	14,937	438,700

		$4,136,075

Multi-Utilities — 2.5%
Centerpoint Energy, Inc.	17,504	$345,179
CMS Energy Corp.	91,625	2,015,750
Dominion Resources, Inc.	17,163	878,917
DTE Energy Co.	10,342	569,120
Integrys Energy Group, Inc.	10,554	559,257
NiSource, Inc.	49,999	1,217,476
Public Service Enterprise Group, Inc.	60,956	1,865,863
TECO Energy, Inc.	92,229	1,618,619
Xcel Energy, Inc.	12,009	317,878

		$9,388,059

Multiline Retail — 1.2%
Kohl’s Corp.	26,447	$1,323,143
Macy’s, Inc.	60,341	2,397,348
Nordstrom, Inc.	12,248	682,459

		$4,402,950

Office Electronics — 0.3%
Xerox Corp.	163,512	$1,321,177

		$1,321,177

Oil, Gas & Consumable Fuels — 10.2%
Chevron Corp.	65,682	$7,043,738
ConocoPhillips	64,540	4,905,685
El Paso Corp.	53,383	1,577,468
EOG Resources, Inc.	20,592	2,287,771

	N(000.000.000	N(000.000.000
Security	Shares	Value
Exxon Mobil Corp.	166,458	$14,436,902
Occidental Petroleum Corp.	41,073	3,911,382
Range Resources Corp.	22,269	1,294,720
Tesoro Corp.(1)	25,722	690,379
Williams Cos., Inc.	72,366	2,229,596
WPX Energy, Inc.(1)	24,122	434,437

		$38,812,078

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	21,446	$677,479

		$677,479

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$206,012

		$206,012

Pharmaceuticals — 6.0%
Abbott Laboratories	79,178	$4,852,820
Bristol-Myers Squibb Co.	83,905	2,831,794
Johnson & Johnson	83,567	5,512,079
Merck & Co., Inc.	140,102	5,379,917
Pfizer, Inc.	171,390	3,883,697
Warner Chilcott PLC, Class A(1)	25,088	421,729

		$22,882,036

Professional Services — 0.2%
Manpower, Inc.	4,353	$206,202
Robert Half International, Inc.	19,811	600,273

		$806,475

Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	12,428	$328,223
AvalonBay Communities, Inc.	11,002	1,555,133
Equity Residential	14,774	925,148
Health Care REIT, Inc.	6,813	374,442
Host Hotels & Resorts, Inc.	58,590	962,048
Kimco Realty Corp.	78,276	1,507,596
Plum Creek Timber Co., Inc.	5,304	220,434
ProLogis, Inc.	22,296	803,102

		$6,676,126

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$391,296

		$391,296

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	3,521	$191,437
Kansas City Southern(1)	13,949	1,000,004
Norfolk Southern Corp.	28,268	1,860,882

		$3,052,323

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	24,272	$980,589
Applied Materials, Inc.	15,313	190,494
Broadcom Corp., Class A(1)	44,213	1,737,571
Cirrus Logic, Inc.(1)	12,388	294,834
Cree, Inc.(1)	21,482	679,476
Intel Corp.	154,529	4,343,810
Microchip Technology, Inc.	15,385	572,322
Teradyne, Inc.(1)	32,470	548,418

		$9,347,514

	N(000.000.000	N(000.000.000
Security	Shares	Value
Software — 3.7%
Concur Technologies, Inc.(1)	27,992	$1,606,181
Microsoft Corp.	283,527	9,143,746
Oracle Corp.	103,117	3,006,892
Quest Software, Inc.(1)	11,338	263,835
Symantec Corp.(1)	8,033	150,217

		$14,170,871

Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A	5,680	$281,785
Advance Auto Parts, Inc.	4,927	436,384
Best Buy Co., Inc.	21,465	508,291
Home Depot, Inc. (The)	65,676	3,304,160
Tiffany & Co.	14,641	1,012,132

		$5,542,752

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	3,446	$266,307
NIKE, Inc., Class B	7,588	822,843

		$1,089,150

Thrifts & Mortgage Finance — 0.2%
BankUnited, Inc.	24,813	$620,325
Hudson City Bancorp, Inc.	40,046	292,736

		$913,061

Tobacco — 2.4%
Altria Group, Inc.	46,067	$1,422,088
Philip Morris International, Inc.	74,580	6,608,534
Reynolds American, Inc.	27,499	1,139,559

		$9,170,181

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$545,328

		$545,328

Total Common Stocks — 101.3% (identified cost $255,507,512)		$384,069,058

Call Options Written — (1.6)%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,370	$1,395	4/21/12	$(3,411,300)
S&P 500 Index	1,240	1,400	4/21/12	(2,672,200)

Total Call Options Written (premiums received $6,386,656)				$(6,083,500)

Other Assets, Less Liabilities — 0.3%				$1,237,123

Net Assets — 100.0%				$379,222,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$255,478,838

Gross unrealized appreciation	$128,732,804
Gross unrealized depreciation	(142,584)

Net unrealized appreciation	$128,590,220

Written call options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,730	$7,207,933
Options written	7,940	18,462,839
Options terminated in closing purchase transactions	(8,060)	(19,284,116)

Outstanding, end of period	2,610	$6,386,656

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,083,500.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$384,069,058 *	$—	$—	$384,069,058
Total Investments	$384,069,058	$—	$—	$384,069,058

Liability Description
Call Options Written	$(6,083,500)	$—	$—	$(6,083,500)
Total	$(6,083,500)	$—	$—	$(6,083,500)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012